ACCOUNTS RECEIVABLE, NET - Movement of Allowance for Doubtful Debts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
At beginning of year	$ 143,334	$ 113,264	$ 86,775
Additional allowance, net of recoveries	29,979	43,750	26,566
Reclassified to long-term receivables, net	(4,527)	(13,680)	(77)
At end of year	$ 168,786	$ 143,334	$ 113,264